UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             EnTrust Partners LLC
               ------------------------------------
Address:          650 Madison Avenue
               ------------------------------------
                  New York, NY 10022
               ------------------------------------

Form 13F File Number:  28 - 04371
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Richard I. Ellenbogen
               ------------------------------------
Title:          Vice President & General Counsel
               ------------------------------------
Phone:          212.888.5209
               ------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard I. Ellenbogen            New York, NY                   8/13/99
-------------------------            ------------                   -------
(Signature)                         (City, State)                   (Date)


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28-
            ---------------------           ---------------------------------
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                            -----------------------
Form 13F Information Table Entry Total:              20
                                            -----------------------

Form 13F Information Table Value Total:      $       10,694
                                            -----------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number               Name

                           28-
         -----------           -------------------            ------------------

         [Repeat as necessary.]

                              ENTRUST PARTNERS LLC

NAME OF ISSUER                  TITLE OF CLASS      CUSIP          MARKET VALUE    SHARES/PRN AMT
--------------                  --------------      -----          ------------    --------------
                                                                   * 1000
                                                                   ------
AMC ENTERTAINMENT INC           COMMON STOCK         001669100            158           42400 SH
ASPECT TELECOMMUNICATIONS CORP  COMMON STOCK         04523710             298           30000 SH
AT&T CORP LIBERTY MEDIA CORP    COMMON STOCK         001957208            310            9600 SH
AURORA FOODS INC                COMMON STOCK         05164B106            285           20000 SH
BIG FLOWER HOLDINGS INC         COMMON STOCK         089159107           1668           61500 SH
CITIGROUP INC                   COMMON STOCK         172967101            528           13500 SH
CRESTLINE CAPITAL CORP          COMMON STOCK         226153104            680           48000 SH
FINOVA GROUP INC                COMMON STOCK         317928109            303            6050 SH
GOLDEN STATE BANCORP INC        COMMON STOCK         381197102            639           32000 SH
GARTNER GROUP INC.              COMMON STOCK         366651107            191            9000 SH
HEALTHCARE FINANCIAL PARTNERS   COMMON STOCK         42219W108           1435           46500 SH
MBNA CORP                       COMMON STOCK         55262L100            419           17500 SH
NABORS INDUSTRIES INC           COMMON STOCK         629568106            344           26000 SH
***NEWCOURT CREDIT GROUP INC    FOREIGN COMMON STOCK 650905102             88            3500 SH
PARAMETRIC TECHNOLOGY CORP      COMMON STOCK         699173100            827           57500 SH
STARWOOD HOTELS & RESORTS       COMMON STOCK         85590A203            651           21500 SH
***SBS BROADCASTING SA          COMMON STOCK         L8137F102           1062           38500 SH
SHAW COMMUNICATIONS INC         COMMON STOCK         82028K200            196            5000 SH
SUIZA FOODS CORP.               COMMON STOCK         865077101            346            9000 SH
TELESPECTRUM WORLDWIDE INC.     COMMON STOCK         89751U109            266           40000 SH

                                                                        10694          537050

Table continued...

NAME OF ISSUER                     SH/PRN  PUT/CALL   INVESTMENT  MANAGERS         SOLE      SHARED     NONE
--------------                     ------  --------   ----------  --------         ----      ------     ----
                                                      Discretion
                                                      ----------
AMC ENTERTAINMENT INC                                   DEFINED                     42400
ASPECT TELECOMMUNICATIONS CORP                          DEFINED                     30000
AT&T CORP LIBERTY MEDIA CORP                            DEFINED                      9600
AURORA FOODS INC                                        DEFINED                     20000
BIG FLOWER HOLDINGS INC                                 DEFINED                     61500
CITIGROUP INC                                           DEFINED                     13500
CRESTLINE CAPITAL CORP                                  DEFINED                     48000
FINOVA GROUP INC                                        DEFINED                      6050
GOLDEN STATE BANCORP INC                                DEFINED                     32000
GARTNER GROUP INC.                                      DEFINED                      9000
HEALTHCARE FINANCIAL PARTNERS                           DEFINED                     46500
MBNA CORP                                               DEFINED                     17500
NABORS INDUSTRIES INC                                   DEFINED                     26000
***NEWCOURT CREDIT GROUP INC                            DEFINED                      3500
PARAMETRIC TECHNOLOGY CORP                              DEFINED                     57500
STARWOOD HOTELS & RESORTS                               DEFINED                     21500
***SBS BROADCASTING SA                                  DEFINED                     38500
SHAW COMMUNICATIONS INC                                 DEFINED                      5000
SUIZA FOODS CORP.                                       DEFINED                      9000
TELESPECTRUM WORLDWIDE INC.                             DEFINED                     40000

                                                        No. of Other Managers  0